Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312.964.3500 Fax 312.964.3501 www.stradley.com

June 27, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy Variable Insurance Portfolios – Form N-14

File Nos.: 811-05017

Dear Sir or Madam:

In connection with the registration by Ivy Variable Insurance Portfolios (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class I and Class II shares of Ivy VIP Small Cap Growth (the “VIP Small Cap Growth Portfolio”) that will be issued to shareholders of Ivy VIP Micro Cap Growth (the “VIP Micro Cap Growth Portfolio”), each a series of the Registrant, in connection with a transfer of substantially all of the assets of the VIP Micro Cap Growth Portfolio to the VIP Small Cap Growth Portfolio, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the VIP Micro Cap Growth Portfolio at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on August 7, 2018. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (312) 964-3503, or in my absence, please contact Mark Greer at (312) 964-3505.

Very truly yours,

/s/ Alan P. Goldberg
Alan P. Goldberg, Esq.